Revenue (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Revenue [Abstract]
Revenue	$ 35,415	د.إ 130,043	د.إ 577,064